UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska		68197
(Address of principal executive offices)		(Zip code)

Karen Shaw, Treasurer Three Canal Plaza, Suite 600 Portland, Maine 04101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(207) 347-2000

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2015 – June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 46.8%
$372,051	7 WTC Depositor LLC Trust REMIC, 4.08%, 09/13/18	$382,500
725,000	Ally Auto Receivables Trust, 1.53%, 02/15/18	726,385
865,000	American Express Credit Account Master Trust, 0.56%, 05/15/19 (a)	864,039
1,035,000	Ascentium Equipment Receivables LLC, 1.61%, 10/13/20	1,037,926
1,185,000	BA Credit Card Trust, 1.36%, 09/15/20	1,180,534
335,000	Banc of America Large Loan Trust REMIC, 8.70%, 01/25/17	364,333
954,020	Bayview Commercial Asset Trust REMIC, 1.06%, 12/25/33 (a)	919,285
152,761	Bayview Financial Acquisition Trust REMIC, 6.20%, 05/28/37 (a)	160,847
720,000	Cabela’s Master Credit Card Trust, 1.45%, 06/15/17	722,987
975,000	Cabela’s Master Credit Card Trust, 2.17%, 08/15/18 (b)	985,191
510,000	Capital One Multi-Asset Execution Trust, 1.48%, 09/15/17	512,540
965,000	Chase Issuance Trust, 1.15%, 01/17/17	966,924
37,327	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	37,693
1,124,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	1,229,728
914,477	Citicorp Residential Mortgage Securities REMIC, 5.76%, 07/25/36 (a)	943,945
1,056,049	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/01/36 (a)	1,107,563
317,702	Citigroup Mortgage Loan Trust Inc. REMIC, 5.76%, 07/25/36 (a)	328,542
598,309	Citigroup Mortgage Loan Trust Inc. REMIC, 0.34%, 08/25/36 (a)	570,255
92,747	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	93,976
208,675	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.63%, 10/25/30 (a) (b)	181,267
1,857,264	COMM Mortgage Trust Interest Only REMIC, 1.66%, 02/10/23 (a)	110,437
21,050	Countrywide Asset-Backed Certificates REMIC, 4.46%, 09/25/32 (a)	21,013
285,542	Countrywide Asset-Backed Certificates REMIC, 0.37%, 12/25/34 (a)	279,931
387,066	Countrywide Asset-Backed Certificates REMIC, 0.56%, 11/25/35 (a)	382,251
42,792	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	42,706
243,680	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.31%, 02/25/33 (a)	227,220
843,069	Credit-Based Asset Servicing and Securitization LLC REMIC, 6.02%, 12/25/37 (a)	881,644
1,105,000	Crown Castle Towers LLC, 4.17%, 08/15/17	1,145,728
174,055	DBUBS Mortgage Trust Interest Only REMIC, 1.50%, 08/10/44 (a)	2,432
525,000	Eaton Vance CDO IX Ltd., 0.93%, 04/20/19 (a)	520,259
585,000	Eaton Vance CLO Ltd., 1.73%, 07/15/26 (a)	584,734
934,953	First NLC Trust REMIC, 0.46%, 02/25/36 (a)	916,101
1,165,000	Ford Credit Auto Owner Trust, 1.27%, 08/15/16	1,167,925
205,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/16	205,226
915,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/17	943,865
580,000	FREMF Mortgage Trust REMIC, 2.83%, 10/25/17 (a)	587,532
540,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/18 (a)	567,929
654,354	Fremont Home Loan Trust REMIC, 1.06%, 11/25/34 (a)	610,432
595,000	Gallatin CLO III Ltd., 0.61%, 05/15/21 (a)	594,865
975,000	GE Equipment Transportation LLC, 1.23%, 04/24/17	976,816
508,450	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.84%, 03/25/34 (a)	508,203
181,559	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.40%, 01/25/36 (a)	178,381
1,200,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.68%, 05/25/36 (a)	1,111,914
527,304	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/16 (b)	531,628
700,000	Honda Auto Receivables Owner Trust, 1.18%, 06/19/17	700,828
585,000	ING IM CLO Ltd., 1.73%, 01/18/26 (a)	583,605
294,895	Irwin Home Equity Loan Trust, 1.54%, 02/25/29 (a)	283,253
226,131	Irwin Whole Loan Home Equity Trust REMIC, 1.28%, 11/25/28 (a)	221,423
329,927	Irwin Whole Loan Home Equity Trust REMIC, 0.66%, 12/25/29 (a)	323,686

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$1,270,039	Irwin Whole Loan Home Equity Trust REMIC, 1.54%, 06/25/34 (a)	$1,208,129
1,060,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 06/15/18	1,081,554
563,906	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 01/15/19	562,466
1,135,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 1.44%, 01/17/17 (a)	1,131,012
560,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 06/15/18	593,656
980,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 06/15/19	1,005,146
840,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.42%, 07/25/36 (a)	801,723
420,738	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	432,814
895,000	Long Beach Mortgage Loan Trust REMIC, 1.09%, 10/25/34 (a)	848,557
202,034	Long Beach Mortgage Loan Trust REMIC, 0.92%, 04/25/35 (a)	201,870
1,738,068	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.47%, 12/15/48 (a)	97,978
835,121	Morgan Stanley Capital I Trust REMIC, 3.22%, 09/15/16	852,245
334,537	Morgan Stanley Capital I Trust REMIC, 5.86%, 04/12/49 (a)	334,043
212,834	Morgan Stanley Home Equity Loan Trust REMIC, 0.89%, 12/25/34 (a)	212,627
202,647	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)	207,689
194,813	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	155,912
210,000	NovaStar Mortgage Funding Trust Series REMIC, 1.91%, 03/25/35 (a)	203,342
983,537	Oakwood Mortgage Investors Inc. REMIC, 0.56%, 03/16/18 (a)	928,598
190,000	OneMain Financial Issuance Trust, 2.43%, 08/18/17	191,048
326,809	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	343,160
636,519	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.16%, 10/25/34 (a)	629,741
450,519	Popular ABS Mortgage Pass-Through Trust REMIC, 4.53%, 11/25/35 (a)	450,330
715,341	Preferred Term Securities XII Ltd., 0.98%, 12/24/33 (a) (b)	597,310
682,949	Preferred Term Securities XIV Ltd., 0.76%, 06/24/34 (a) (b)	532,700
672,133	Preferred Term Securities XXIV Ltd., 0.59%, 03/22/37 (a) (b)	504,100
465,451	RALI Trust REMIC, 14.42%, 03/25/18 (a)	495,423
622,812	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	624,182
66,837	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	70,011
149,506	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	149,714
850,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.70%, 06/25/35 (a)	830,854
56,407	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	56,529
208,903	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	212,432
926	Residential Asset Securities Corp. Trust REMIC, 3.77%, 01/25/32 (a)	924
202,277	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32 (a)	204,017
219,915	Residential Asset Securities Corp. Trust REMIC, 3.87%, 06/25/33 (a)	223,936
86,084	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (a)	88,494
192,405	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	193,109
311,879	Salomon Brothers Mortgage Securities VII Inc. REMIC, 6.93%, 06/25/28	318,503
980,000	Springleaf Mortgage Loan Trust REMIC, 3.56%, 12/25/59 (a)	987,118
440,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)	448,637
779,354	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 5.73%, 06/25/35 (a)	798,687
184,265	Structured Asset Securities Corp. Mortgage Pass-Through Trust REMIC, 1.84%, 11/25/34 (a)	177,070
282,958	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32	304,185
199,075	Vanderbilt Mortgage Finance REMIC, 6.57%, 08/07/24	200,835
264,239	Vanderbilt Mortgage Finance, 5.84%, 02/07/26	266,391
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 04/15/22	471,980

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$108,151	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.57%, 12/25/35 (a)	$107,083
64,935	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.33%, 07/25/36 (a)	64,712
825,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/17	835,736
725,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 11/15/20	765,159
258,167	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 1.25%, 02/15/44 (a)	6,543
Total Non-U.S. Government Agency Asset-Backed Securities (cost $51,194,520)		51,538,441

Corporate Bonds - 25.3%
Consumer Discretionary - 4.6%
440,000	AMC Networks Inc., 4.75%, 12/15/22	440,000
449,000	DIRECTV Holdings LLC, 2.40%, 03/15/17	454,872
560,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	562,597
360,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	381,150
405,000	Hanesbrands Inc., 6.38%, 12/15/20	423,731
320,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21	332,384
292,000	Mohawk Industries Inc., 6.13%, 01/15/16 (c)	299,631
1,045,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	1,054,500
390,000	PVH Corp., 4.50%, 12/15/22	386,100
695,000	Whirlpool Corp., 1.65%, 11/01/17	697,245
		5,032,210
Consumer Staples - 2.6%
825,000	Cargill Inc., 1.90%, 03/01/17 (b)	834,329
835,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	844,594
550,000	Church & Dwight Co. Inc., 2.45%, 12/15/19	552,498
200,000	HJ Heinz Co., 4.88%, 02/15/25	217,750
395,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	419,687
		2,868,858
Energy - 0.4%
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	504,465

Financials - 13.6%
910,000	American Express Bank FSB, 0.49%, 06/12/17 (a)	904,394
1,150,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,152,790
1,005,000	Bank of America Corp., 5.65%, 05/01/18	1,103,456
1,052,000	Citigroup Inc., 2.55%, 04/08/19	1,060,021
290,000	General Electric Capital Corp., 0.55%, 08/07/18 (a)	289,604
610,000	General Electric Capital Corp., 6.37%, 11/15/67 (a)	655,750
440,000	Genworth Holdings Inc., 4.80%, 02/15/24	383,900
725,000	Hartford Financial Services Group Inc., 5.50%, 03/30/20	812,333
960,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (d)	1,015,440
1,088,000	KeyBank NA, 4.95%, 09/15/15	1,097,556
1,140,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19	1,146,285
1,000,000	Morgan Stanley, 4.75%, 03/22/17	1,054,808
981,000	Murray Street Investment Trust I, 4.65%, 03/09/17 (a)	1,030,337
670,000	Pricoa Global Funding I, 0.49%, 06/24/16 (a) (b)	667,274
930,000	Regions Financial Corp., 2.00%, 05/15/18	928,892
650,000	State Street Bank & Trust Co., 0.48%, 12/08/15 (a)	649,630
935,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (d)	1,010,969
		14,963,439
Industrials - 1.2%
970,000	Burlington Northern Santa Fe LLC, 5.75%, 03/15/18	1,076,732
205,000	Textron Inc., 3.65%, 03/01/21	208,972
		1,285,704
Information Technology - 1.6%
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,055,671
697,000	QUALCOMM Inc., 2.25%, 05/20/20	692,806
		1,748,477
Telecommunication Services - 0.8%
930,000	Verizon Communications Inc., 2.63%, 02/21/20	927,122

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Utilities - 0.5%
$565,000	Georgia Power Co., 3.00%, 04/15/16	$574,931
Total Corporate Bonds (cost $27,888,363)		27,905,206

Government and Agency Obligations - 26.2%
GOVERNMENT SECURITIES - 22.4%
Municipals - 2.3%
380,000	City of Omaha, Nebraska, RB, 2.40%, 12/01/16	384,705
250,000	Lincoln Airport Authority, 1.33%, 07/01/16	249,668
645,000	Montana Board of Housing, 1.60%, 06/01/16	647,425
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	608,850
265,000	North Carolina Housing Finance Agency, 2.34%, 01/01/19	267,019
325,000	State of Mississippi, 2.63%, 11/01/16	333,128
		2,490,795
Treasury Inflation Index Securities - 0.6%
723,526	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (e)	726,860

U.S. Treasury Securities - 19.5%
1,785,000	U.S. Treasury Note, 1.75%, 05/31/16	1,808,010
14,495,000	U.S. Treasury Note, 0.63%, 09/30/17	14,450,834
5,250,000	U.S. Treasury Note, 1.25%, 01/31/19	5,248,362
		21,507,206
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 3.8%
Federal Home Loan Mortgage Corp. - 0.4%
3,375,652	Federal Home Loan Mortgage Corp. Interest Only REMIC, 1.73%, 08/25/16 (a)	41,247
241,201	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	252,926
146,699	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	148,377
		442,550
Federal National Mortgage Association - 3.0%
119,655	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	124,907
33,479	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	33,849
271,431	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	288,159
1,042,004	Federal National Mortgage Association Interest Only, 3.00%, 10/01/26	1,080,498

Shares or Principal Amount
$404,848	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	417,293
576,670	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	584,608
716,387	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	767,780
178,396	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	9,474
		3,306,568
Government National Mortgage Association - 0.4%
400,118	Government National Mortgage Association, 4.72%, 06/20/61	427,014
Total Government and Agency Obligations (cost $28,751,333)		28,900,993

Preferred Stocks - 0.4%
550	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 08/28/15) (d)	440,550
Total Preferred Stocks (cost $564,327)		440,550

Short Term Investments - 1.0%
Investment Company - 1.0%
1,071,147	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	1,071,147
Total Short Term Investments (cost $1,071,147)		1,071,147
Total Investments - 99.7% (cost $109,469,690)		109,856,337
Other assets in excess of liabilities - 0.3%		276,210
NET ASSETS - 100%		$110,132,547

See accompanying Notes to Portfolio Investments.

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2015, the aggregate value of these liquid securities was $6,406,276 which represented 5.8% of net assets.

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Perpetual maturity security.
(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 35.3%
$776,583	7 WTC Depositor LLC Trust REMIC, 4.08%, 09/13/18	$798,392
800,000	Ally Auto Receivables Trust, 1.53%, 02/15/18	801,528
1,200,000	American Tower Trust I, 3.07%, 03/15/23	1,173,349
1,220,000	Ascentium Equipment Receivables LLC, 1.61%, 10/13/20	1,223,449
1,000,000	BA Credit Card Trust, 1.36%, 09/15/20	996,231
983,894	Banc of America Commercial Mortgage Inc. REMIC, 5.33%, 11/10/15 (a)	988,873
1,129,203	Bayview Commercial Asset Trust REMIC, 1.06%, 12/25/33 (a)	1,088,090
557,734	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (a)	583,652
855,000	Cabela’s Master Credit Card Trust, 1.63%, 02/15/17	862,273
885,000	Cabela’s Master Credit Card Trust, 2.71%, 02/15/23 (b)	876,262
1,000,000	Capital One Multi-Asset Execution Trust, 1.48%, 09/15/17	1,004,980
785,000	Chase Issuance Trust, 1.15%, 01/17/17	786,565
42,304	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	42,719
1,440,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	1,575,452
992,542	Citicorp Residential Mortgage Securities REMIC, 5.76%, 07/25/36 (a)	1,024,526
1,412,306	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/01/36 (a)	1,481,199
425,827	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	463,347
893,855	Citigroup Mortgage Loan Trust Inc. REMIC, 4.00%, 01/25/35 (a)	928,758
380,751	Citigroup Mortgage Loan Trust Inc. REMIC, 5.76%, 07/25/36 (a)	393,742
629,799	Citigroup Mortgage Loan Trust Inc. REMIC, 0.34%, 08/25/36 (a)	600,269
136,912	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	138,726
189,584	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.63%, 10/25/30 (a) (b)	164,683
1,857,264	COMM Mortgage Trust Interest Only REMIC, 1.66%, 02/10/23 (a)	110,437
28,211	Countrywide Asset-Backed Certificates REMIC, 4.46%, 09/25/32 (a)	28,161
179,069	Countrywide Asset-Backed Certificates REMIC, 0.37%, 12/25/34 (a)	175,550
404,374	Countrywide Asset-Backed Certificates REMIC, 0.56%, 11/25/35 (a)	399,344
42,792	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	42,707
82,757	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	85,717
243,680	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.31%, 02/25/33 (a)	227,220
754,325	Credit-Based Asset Servicing and Securitization LLC REMIC, 6.02%, 12/25/37 (a)	788,839
174,055	DBUBS Mortgage Trust Interest Only REMIC, 1.50%, 08/10/44 (a)	2,432
525,000	Eaton Vance CDO IX Ltd., 0.93%, 04/20/19 (a)	520,259
630,000	Eaton Vance CLO Ltd., 1.73%, 07/15/26 (a)	629,714
1,200,816	First NLC Trust REMIC, 0.46%, 02/25/36 (a)	1,176,603
1,226,000	Ford Credit Auto Owner Trust, 1.27%, 08/15/16	1,229,078
545,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/16	545,601
875,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/17	902,603
860,000	FREMF Mortgage Trust REMIC, 2.83%, 10/25/17 (a)	871,168
735,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/18 (a)	773,015
463,501	Fremont Home Loan Trust REMIC, 1.06%, 11/25/34 (a)	432,389
670,000	Gallatin CLO III Ltd., 0.61%, 05/15/21 (a)	669,848
352,004	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.84%, 03/25/34 (a)	351,833
167,593	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.40%, 01/25/36 (a)	164,659
865,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.68%, 05/25/36 (a)	801,505
589,719	Greenpoint Manufactured Housing REMIC, 7.27%, 06/15/29	594,490
611,053	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/16 (b)	616,063
650,000	ING IM CLO Ltd., 1.73%, 01/18/26 (a)	648,450
294,895	Irwin Home Equity Loan Trust, 1.54%, 02/25/29 (a)	283,253

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$235,361	Irwin Whole Loan Home Equity Trust REMIC, 1.28%, 11/25/28 (a)	$230,460
557,624	Irwin Whole Loan Home Equity Trust REMIC, 0.66%, 12/25/29 (a)	547,075
1,495,857	Irwin Whole Loan Home Equity Trust REMIC, 1.54%, 06/25/34 (a)	1,422,938
1,200,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 06/15/18	1,224,401
690,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 1.44%, 01/17/17 (a)	687,575
760,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 06/15/18	805,676
1,055,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 06/15/19	1,082,070
860,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.42%, 07/25/36 (a)	820,812
615,632	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	633,303
1,139,511	Morgan Stanley Capital I Trust REMIC, 3.22%, 09/15/16	1,162,876
399,668	Morgan Stanley Capital I Trust REMIC, 5.86%, 04/12/49 (a)	399,078
1,117,706	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)	1,145,514
211,047	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	168,905
365,000	NovaStar Mortgage Funding Trust REMIC, 1.84%, 03/25/35 (a)	358,952
249,000	NovaStar Mortgage Funding Trust Series REMIC, 1.91%, 03/25/35 (a)	241,105
990,000	OneMain Financial Issuance Trust, 2.43%, 08/18/17	995,460
399,433	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	419,418
1,672,146	Preferred Term Securities XII Ltd., 0.98%, 12/24/33 (a) (b)	1,396,242
682,949	Preferred Term Securities XIV Ltd., 0.76%, 06/24/34 (a) (b)	532,700
896,396	Preferred Term Securities XXI Ltd., 0.89%, 03/22/38 (a) (b)	493,018
727,857	Preferred Term Securities XXIV Ltd., 0.59%, 03/22/37 (a) (b)	545,893
546,460	RALI Trust REMIC, 14.42%, 03/25/18 (a)	581,648
987,775	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	989,947
330,061	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	345,735
100,713	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	100,854
870,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.70%, 06/25/35 (a)	850,403
82,261	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	82,440
175,478	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	178,443
128,430	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32 (a)	129,535
86,084	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (a)	88,494
1,050,283	Salomon Brothers Mortgage Securities VII Inc. REMIC, 6.93%, 06/25/28	1,072,591
1,065,000	Springleaf Mortgage Loan Trust REMIC, 3.56%, 12/25/59 (a)	1,072,735
1,130,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)	1,152,181
230,326	Structured Asset Securities Corp. REMIC, 1.24%, 11/25/34 (a)	218,127
27,966	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.80%, 09/25/33 (a)	28,646
779,354	Structured Asset Securities Corp. Mortgage Loan Trust REMIC, 5.73%, 06/25/35 (a)	798,687
199,620	Structured Asset Securities Corp. Mortgage Pass-Through Trust REMIC, 1.84%, 11/25/34 (a)	191,826
756,238	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32	812,971
138,726	Vanderbilt Mortgage Finance, 5.84%, 02/07/26	139,855
890,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 04/15/22	899,491
1,148,731	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 2.24%, 10/17/45 (a)	112,038
204,037	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.57%, 12/25/35 (a)	202,022
38,937	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.33%, 07/25/36 (a)	38,804
1,045,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/17	1,058,599

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	$1,005,535
Total Non-U.S. Government Agency Asset-Backed Securities (cost $58,565,193)		58,533,081

Corporate Bonds - 22.7%
Consumer Discretionary - 3.5%
629,000	AMC Networks Inc., 4.75%, 12/15/22	629,000
681,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	684,158
420,000	DIRECTV Holdings LLC, 3.95%, 01/15/25	411,163
400,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	423,500
460,000	Hanesbrands Inc., 6.38%, 12/15/20	481,275
490,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21	508,963
252,000	Mohawk Industries Inc., 6.13%, 01/15/16 (c)	258,586
565,000	Newell Rubbermaid Inc., 4.00%, 06/15/22	573,288
320,000	Newell Rubbermaid Inc., 4.00%, 12/01/24	323,665
760,000	PVH Corp., 4.50%, 12/15/22	752,400
765,000	Whirlpool Corp., 4.70%, 06/01/22	826,794
		5,872,792
Consumer Staples - 2.3%
625,000	Cargill Inc., 3.25%, 11/15/21 (b)	642,325
445,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	450,113
275,000	HJ Heinz Co., 4.88%, 02/15/25	299,406
455,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	483,438
929,000	PepsiCo Inc., 4.88%, 11/01/40	981,725
825,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	970,338
		3,827,345
Energy - 1.0%
750,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	737,960
645,000	Tosco Corp., 8.13%, 02/15/30	894,982
		1,632,942
Financials - 10.0%
355,000	ACE INA Holdings Inc., 5.90%, 06/15/19	403,529
517,409	Altitude Investments 16 LLC, 2.49%, 03/14/26	521,754
710,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	711,723
975,000	Bank of America Corp., 4.13%, 01/22/24	998,609
520,000	Bank of New York Mellon Corp., 2.30%, 09/11/19	519,246
653,000	Chubb Corp., 6.80%, 11/15/31	839,789
1,005,000	Citigroup Inc., 2.55%, 04/08/19	1,012,662
970,000	CME Group Inc., 3.00%, 03/15/25	940,474
969,000	General Electric Capital Corp., 6.37%, 11/15/67 (a)	1,041,675
425,000	Genworth Holdings Inc., 4.80%, 02/15/24	370,813
850,000	Goldman Sachs Group Inc., 6.45%, 05/01/36	956,465
794,000	Hartford Financial Services Group Inc., 5.50%, 03/30/20	889,644
835,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (d)	883,221
694,000	KeyBank NA, 4.95%, 09/15/15	700,095
765,000	KeyBank NA, 2.50%, 12/15/19	767,677
821,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19	825,526
970,000	Morgan Stanley, 3.75%, 02/25/23	981,848
820,000	Prudential Financial Inc., 7.38%, 06/15/19	971,578
820,000	Regions Financial Corp., 2.00%, 05/15/18	819,023
363,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (d)	371,204
960,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (d)	1,038,000
		16,564,555
Health Care - 0.1%
160,000	Pfizer Inc., 6.20%, 03/15/19	182,896

Industrials - 1.7%
595,000	Burlington Northern Santa Fe LLC, 4.55%, 09/01/44	586,751
410,000	Burlington Northern Santa Fe LLC, 4.15%, 04/01/45	377,931
898,000	Textron Inc., 3.65%, 03/01/21	915,400
739,000	United Technologies Corp., 6.13%, 07/15/38	898,382
		2,778,464
Information Technology - 1.2%
730,000	Oracle Corp., 6.13%, 07/08/39	879,139
1,185,000	QUALCOMM Inc., 4.80%, 05/20/45	1,133,010
		2,012,149
Materials - 1.3%
908,000	Dow Chemical Co., 3.00%, 11/15/22	872,441
405,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	453,112

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$720,000	Mosaic Co., 5.45%, 11/15/33	$764,348
		2,089,901
Telecommunication Services - 0.8%
369,000	Crown Castle International Corp., 4.88%, 04/15/22	372,690
1,024,000	Verizon Communications Inc., 4.27%, 01/15/36	918,465
		1,291,155
Utilities - 0.8%
315,000	Alabama Power Co., 5.50%, 10/15/17	345,069
774,000	PacifiCorp, 6.25%, 10/15/37	963,627
		1,308,696
Total Corporate Bonds (cost $37,983,183)		37,560,895

Government and Agency Obligations - 38.7%
GOVERNMENT SECURITIES - 19.8%
Municipals - 2.2%
674,145	Florida HomeLoan Corp., 3.00%, 01/01/36	679,188
410,000	Montana Board of Housing, 2.38%, 06/01/20	414,649
340,000	New York City Municipal Water Finance Authority, 5.72%, 06/15/42	415,436
375,000	New York City Transitional Finance Authority, 5.77%, 08/01/36	453,420
225,000	State of Connecticut, 4.95%, 12/01/20	252,297
225,000	State of Connecticut, 5.63%, 12/01/29	267,736
240,000	University of Michigan, 6.01%, 04/01/25	268,315
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	365,946
410,000	West Haymarket Joint Public Agency, 6.00%, 12/15/39	485,428
		3,602,415
Treasury Inflation Index Securities - 0.9%
1,541,891	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (e)	1,525,629

U.S. Treasury Securities - 16.7%
2,705,000	U.S. Treasury Bond, 5.38%, 02/15/31	3,628,925
1,500,000	U.S. Treasury Bond, 4.75%, 02/15/37	1,936,641
5,455,000	U.S. Treasury Bond, 3.63%, 08/15/43	5,973,651
4,820,000	U.S. Treasury Note, 1.25%, 01/31/19	4,818,496
5,260,000	U.S. Treasury Note, 2.00%, 02/28/21	5,304,384
6,140,000	U.S. Treasury Note, 1.63%, 11/15/22	5,927,501
		27,589,598
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 18.9%
Federal Home Loan Mortgage Corp. - 4.6%
3,551,862	Federal Home Loan Mortgage Corp. Interest Only REMIC, 1.73%, 08/25/16 (a)	43,400
747,701	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	774,915
1,669,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,774,027
93,546	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	98,740
228,198	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	230,808
1,030,351	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,117,966
595,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	644,048
885,833	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	946,959
1,846,790	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,960,019
		7,590,882
Federal National Mortgage Association - 12.8%
28,300	Federal National Mortgage Association, 5.50%, 11/01/16	28,820
23,992	Federal National Mortgage Association, 4.50%, 12/01/18	25,027
570,123	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	589,590
759,683	Federal National Mortgage Association, 4.16%, 08/01/21	830,616
377,716	Federal National Mortgage Association, 7.50%, 08/01/22	408,381
90,263	Federal National Mortgage Association, 4.00%, 06/01/24	95,574
37,414	Federal National Mortgage Association, 4.00%, 10/01/24	39,621
580,217	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	647,411
1,924,300	Federal National Mortgage Association, 3.31%, 01/01/33	1,922,708
933,054	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	1,002,328
1,184,830	Federal National Mortgage Association, 5.80%, 12/01/33	1,309,497
474,545	Federal National Mortgage Association, 5.00%, 08/01/34	526,210
550,321	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	578,363

See accompanying Notes to Portfolio Investments.

Shares or Principal Amount	Security Description	Value
$806,533	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	$831,326
31,106	Federal National Mortgage Association, 5.50%, 08/01/37	34,871
165,230	Federal National Mortgage Association, 6.00%, 09/01/38	188,018
302,190	Federal National Mortgage Association, 4.50%, 06/01/39	330,842
2,578,175	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	2,716,004
1,179,553	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,195,789
546,051	Federal National Mortgage Association, 4.50%, 01/01/40	600,001
2,412,952	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	2,355,743
446,509	Federal National Mortgage Association, 4.50%, 12/01/40	483,453
1,286,580	Federal National Mortgage Association, 4.00%, 04/01/41	1,371,756
647,733	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	694,201
383,941	Federal National Mortgage Association, 4.00%, 02/01/42	410,064
1,796,636	Federal National Mortgage Association, 4.50%, 08/01/44	1,971,890
		21,188,104
Government National Mortgage Association - 1.4%
1,490,899	Government National Mortgage Association, 3.00%, 03/20/43	1,510,557
800,236	Government National Mortgage Association, 4.72%, 06/20/61	854,027
		2,364,584
Small Business Administration Participation Certificates - 0.1%
220,324	Small Business Administration Participation Certificates, 2.88%, 09/10/21	227,730
Total Government and Agency Obligations (cost $62,926,684)		64,088,942

Preferred Stock - 0.3%
580	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 08/28/15) (d)	464,580
Total Preferred Stocks (cost $595,666)		464,580

Shares
Exchange Traded Funds - 0.3%
6,347	iShares iBoxx High Yield Corporate Bond Fund	563,614
Total Exchange Traded Funds (cost $554,470)		563,614

Investment Company - 0.8%
129,083	Federated Institutional High-Yield Bond Fund	1,272,759
Total Investment Company (cost $1,171,410)		1,272,759

Short Term Investments - 1.6%
Investment Company - 1.6%
2,577,404	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	2,577,404
Total Short Term Investments (cost $2,577,404)		2,577,404
Total Investments - 99.7% (cost $164,374,010)		165,061,275
Other assets in excess of liabilities - 0.3%		558,372
NET ASSETS - 100%		$165,619,647

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors.  As of June 30, 2015, the aggregate value of these liquid securities was $6,462,347 which represented 3.9% of net assets.

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Perpetual maturity security.
(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Debt Obligation
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 62.7%
Consumer Discretionary - 9.6%
1,500	AutoZone Inc. (a)	$1,000,350
11,100	BorgWarner Inc.	630,924
3,000	Buffalo Wild Wings Inc. (a)	470,070
14,500	Comcast Corp. - Class A	872,030
17,100	D.R. Horton Inc.	467,856
8,000	Foot Locker Inc.	536,080
33,600	HanesBrands Inc.	1,119,552
12,700	Home Depot Inc.	1,411,351
7,600	Nike Inc. - Class B	820,952
1,570	O’Reilly Automotive Inc. (a)	354,789
5,000	Polaris Industries Inc.	740,550
19,000	PulteGroup Inc.	382,850
21,200	Starbucks Corp.	1,136,638
5,450	Ulta Salon Cosmetics & Fragrance Inc. (a)	841,752
		10,785,744
Consumer Staples - 5.9%
8,500	Church & Dwight Co. Inc.	689,605
8,800	Costco Wholesale Corp.	1,188,528
10,400	CVS Caremark Corp.	1,090,752
12,400	Hain Celestial Group Inc. (a)	816,664
3,975	Keurig Green Mountain Inc.	304,604
6,000	Mead Johnson Nutrition Co.	541,320
88,000	Rite Aid Corp. (a)	734,800
8,700	United Natural Foods Inc. (a)	554,016
15,100	WhiteWave Foods Co. - Class A (a)	738,088
		6,658,377
Energy - 3.0%
5,300	Chevron Corp.	511,291
7,000	Concho Resources Inc. (a)	797,020
7,500	EOG Resources Inc.	656,625
12,800	Noble Energy Inc.	546,304
9,500	Schlumberger Ltd.	818,805
		3,330,045
Financials - 8.7%
4,000	ACE Ltd.	406,720
4,350	Affiliated Managers Group Inc. (a)	950,910
10,000	American Tower Corp.	932,900
2,900	BlackRock Inc.	1,003,342
2,900	Credit Acceptance Corp. (a)	713,922
26,700	Home Bancshares Inc.	976,152
21,600	Morgan Stanley	837,864
10,200	Northern Trust Corp.	779,892
11,700	PRA Group Inc. (a)	729,027
5,950	Signature Bank (a)	871,021
12,600	Stifel Financial Corp. (a)	727,524
18,500	U.S. Bancorp	802,900
		9,732,174
Health Care - 12.7%
3,810	Allergan Plc (a)	1,156,183
3,000	Biogen Inc. (a)	1,211,820
8,700	Celgene Corp. (a)	1,006,894
18,200	Centene Corp. (a)	1,463,280
12,700	Cerner Corp. (a)	877,062
5,100	Cooper Cos. Inc.	907,647
4,000	Edwards Lifesciences Corp. (a)	569,720
9,000	Gilead Sciences Inc.	1,053,720
12,813	Mallinckrodt Plc (a)	1,508,346
3,900	McKesson Corp.	876,759
11,200	PerkinElmer Inc.	589,568
5,600	Teleflex Inc.	758,520
5,900	United Therapeutics Corp. (a)	1,026,305
26,600	Zoetis Inc. - Class A	1,282,652
		14,288,476
Industrials - 7.5%
5,500	FedEx Corp.	937,200
15,550	Fortune Brands Home & Security Inc.	712,501
24,500	HD Supply Holdings Inc. (a)	861,910
9,000	KAR Auction Services Inc.	336,600
12,500	Middleby Corp. (a)	1,402,875
5,300	Roper Industries Inc.	914,038
25,800	Southwest Airlines Co.	853,722
8,600	Spirit Airlines Inc. (a)	534,060
11,800	Trinity Industries Inc.	311,874
10,200	Union Pacific Corp.	972,774
6,300	United Rentals Inc. (a)	552,006
		8,389,560
Information Technology - 13.2%
13,000	Adobe Systems Inc. (a)	1,053,130
8,600	Akamai Technologies Inc. (a)	600,452
14,300	Apple Inc.	1,793,577
9,300	Avago Technologies Ltd.	1,236,249
20,200	Broadridge Financial Solutions Inc.	1,010,202
18,400	Cadence Design Systems Inc. (a)	361,744
19,300	CDW Corp.	661,604
9,000	Cognizant Technology Solutions Corp. - Class A (a)	549,810
3,600	FactSet Research Systems Inc.	585,036
14,800	Fiserv Inc. (a)	1,225,884
4,000	FleetCor Technologies Inc. (a)	624,240
1,303	Google Inc. - Class C (a)	678,225
10,300	IAC/InterActiveCorp.	820,498
10,000	Jack Henry & Associates Inc.	647,000
12,600	MasterCard Inc. - Class A	1,177,848
26,600	Mentor Graphics Corp.	703,038
25,000	Methode Electronics Inc.	686,250

See accompanying Notes to Portfolio Investments.

Shares or Principal Amount	Security Description	Value
5,000	OSI Systems Inc. (a)	$353,950
		14,768,737
Materials - 1.5%
15,600	Caesarstone Sdot-Yam Ltd.	1,069,224
6,800	Eastman Chemical Co.	556,376
		1,625,600
Utilities - 0.6%
7,200	NextEra Energy Inc.	705,816

Total Common Stocks (cost $52,488,921)		70,284,529

Non-U.S. Government Agency Asset-Backed Securities - 5.0%
$375,000	American Tower Trust I, 3.07%, 03/15/23	366,672
365,000	BA Credit Card Trust, 1.36%, 09/15/20	363,624
268,316	Bayview Commercial Asset Trust REMIC, 1.06%, 12/25/33 (b)	258,547
250,000	Cabela’s Master Credit Card Trust, 2.71%, 02/15/23	247,531
300,000	Capital One Multi-Asset Execution Trust, 1.48%, 09/15/17	301,494
241,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	263,669
245,348	Citicorp Residential Mortgage Securities REMIC, 5.76%, 07/25/36 (b)	253,254
332,931	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/01/36 (b)	349,171
145,000	Eaton Vance CLO Ltd., 1.73%, 07/15/26 (b)	144,934
355,000	Ford Credit Auto Owner Trust, 1.27%, 08/15/16	355,891
220,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/16	220,243
310,000	FREMF Mortgage Trust REMIC, 2.83%, 10/25/17 (b)	314,026
265,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/18 (b)	278,706
170,000	Gallatin CLO III Ltd., 0.61%, 05/15/21 (b)	169,961
375,000	GSAMP Trust REMIC, 0.68%, 05/25/36 (b)	347,473
500,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 06/15/18	530,050
231,070	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	237,703
308,514	Preferred Term Securities XII Ltd., 0.98%, 12/24/33 (b) (d)	257,609

Principal Amount
$150,000	Springleaf Mortgage Loan Trust REMIC, 2.66%, 12/25/59 (b)	150,654
185,702	WF-RBS Commercial Mortgage Trust REMIC, 1.19%, 12/15/18	184,822
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,612,303)		5,596,034

Corporate Bonds - 10.7%
Consumer Discretionary - 1.6%
330,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	331,530
210,000	DIRECTV Holdings LLC, 3.95%, 01/15/25	205,582
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	327,637
275,000	Newell Rubbermaid Inc., 4.00%, 06/15/22	279,034
300,000	Viacom Inc., 6.25%, 04/30/16	312,846
300,000	Whirlpool Corp., 4.70%, 06/01/22	324,233
		1,780,862
Consumer Staples - 1.1%
250,000	Anheuser-Busch Cos. Inc., 5.00%, 03/01/19	275,225
290,000	Church & Dwight Co. Inc., 2.88%, 10/01/22	282,839
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	342,408
350,000	Wal-Mart Stores Inc., 3.30%, 04/22/24	354,419
		1,254,891
Energy - 0.7%
160,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	157,432
120,000	ConocoPhillips Co., 2.88%, 11/15/21	120,908
500,000	Shell International Finance BV, 3.25%, 09/22/15	502,975
		781,315
Financials - 3.5%
300,000	American Honda Finance Corp., 1.60%, 02/16/18	300,728
350,000	Bank of America Corp., 4.13%, 01/22/24	358,475
360,000	Citigroup Inc., 2.55%, 04/08/19	362,744
350,000	CME Group Inc., 3.00%, 09/15/22	351,561
365,000	General Electric Capital Corp., 6.37%, 11/15/67 (b)	392,375
500,000	Health Care REIT Inc., 6.20%, 06/01/16	521,165
300,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (c)	317,325

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$325,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19	$326,792
360,000	Morgan Stanley, 3.75%, 02/25/23	364,397
250,000	Regions Bank, 7.50%, 05/15/18	286,816
360,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (c)	389,250
		3,971,628
Industrials - 1.7%
350,000	Burlington Northern Santa Fe LLC, 3.75%, 04/01/24	356,234
250,000	Caterpillar Inc., 7.90%, 12/15/18	300,067
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (d)	570,463
305,000	Textron Inc., 3.65%, 03/01/21	310,910
355,000	United Technologies Corp., 3.10%, 06/01/22	357,405
		1,895,079
Information Technology - 0.8%
350,000	Oracle Corp., 3.40%, 07/08/24	350,394
555,000	QUALCOMM Inc., 3.45%, 05/20/25	539,992
		890,386
Materials - 0.6%
340,000	Dow Chemical Co., 3.00%, 11/15/22	326,685
305,000	Mosaic Co., 4.25%, 11/15/23	313,205
		639,890
Telecommunication Services - 0.3%
325,000	Verizon Communications Inc., 5.15%, 09/15/23	356,089

Utilities - 0.4%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	426,784
Total Corporate Bonds (cost $12,013,344)		11,996,924

Government and Agency Obligations - 16.6%
GOVERNMENT SECURITIES - 16.1%
Municipals - 2.5%
350,000	California State University, RB, 5.45%, 11/01/22	405,562
250,000	City of Aurora, Illinois, GO, Series A, 4.25%, 12/30/17	264,860
250,000	City of Industry, California, RB, 7.00%, 01/01/21	290,255
150,000	County of St. Charles, Missouri, RB, 5.16%, 10/01/20	166,772
190,000	Denver City & County Board of Water Commission, RB, Series A, 5.00%, 12/15/19	214,527
100,000	Denver Regional Transportation District, RB, 2.21%, 11/01/21	97,144
195,000	Kansas Development Finance Authority, RB, Series N, 5.20%, 11/01/19	219,188
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	331,071
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	216,388
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	228,034
100,000	State of Florida Lottery, RB, 5.19%, 07/01/19	111,350
200,000	Town of Parker, Colorado, Series A, 5.30%, 11/01/18	222,062
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	111,245
		2,878,458
U.S. Treasury Securities - 13.6%
1,350,000	U.S. Treasury Note, 1.75%, 05/31/16	1,367,403
4,360,000	U.S. Treasury Note, 0.63%, 09/30/17	4,346,715
4,540,000	U.S. Treasury Note, 1.25%, 01/31/19	4,538,583
2,935,000	U.S. Treasury Note, 2.00%, 02/28/21	2,959,766
2,075,000	U.S. Treasury Note, 1.63%, 11/15/22	2,003,186
		15,215,653
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association - 0.5%
129,027	Federal National Mortgage Association REMIC, 2.59%, 02/25/22	130,105
176,944	Federal National Mortgage Association, 3.50%, 12/01/26	186,931
179,117	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	181,583
		498,619
Total Government and Agency Obligations (cost $18,252,854)		18,592,730

See accompanying Notes to Portfolio Investments.

Shares	Security Description	Value
Short Term Investments - 5.1%
Investment Company - 5.1%
5,725,990	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (e)	$5,725,990
Total Short Term Investments (cost $5,725,990)		5,725,990
Total Investments - 100.1% (cost $94,093,412)		112,196,207
Liabilities in excess of other assets - (0.1%)		(61,403)
NET ASSETS - 100%		$112,134,804

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at June 30, 2015.
(c)	Perpetual maturity security.
(d)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2015, the aggregate value of these liquid securities was $570,463 which represented 0.5% of net assets.

(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GO	Government Obligation
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 97.1%
Consumer Discretionary - 20.1%
4,000	AutoZone Inc. (a)	$2,667,600
14,744	BorgWarner Inc.	838,049
42,200	Brinker International Inc.	2,432,830
8,000	Cabela’s Inc. (a)	399,840
36,600	Carter’s Inc.	3,890,580
24,900	D.R. Horton Inc.	681,264
83,700	Discovery Communications Inc. - Class C (a)	2,601,396
16,819	Foot Locker Inc.	1,127,041
66,000	Grand Canyon Education Inc. (a)	2,798,400
225,400	Groupon Inc. - Class A (a)	1,133,762
55,900	HanesBrands Inc.	1,862,588
100	Michael Kors Holdings Ltd. (a)	4,209
13,800	O’Reilly Automotive Inc. (a)	3,118,524
5,514	Polaris Industries Inc.	816,679
30,000	PulteGroup Inc.	604,500
69,900	Restaurant Brands International Inc.	2,670,879
19,410	Restoration Hardware Holdings Inc. (a)	1,894,998
80,000	Standard Pacific Corp. (a)	712,800
14,800	Tenneco Inc. (a)	850,112
21,920	Ulta Salon Cosmetics & Fragrance Inc. (a)	3,385,544
8,232	Wynn Resorts Ltd.	812,251
		35,303,846
Consumer Staples - 7.5%
28,300	Hain Celestial Group Inc. (a)	1,863,838
41,662	Herbalife Ltd. (a)	2,295,160
22,500	Keurig Green Mountain Inc.	1,724,175
379,380	Rite Aid Corp. (a)	3,167,823
103,000	Sprouts Farmers Market Inc. (a)	2,778,940
28,000	WhiteWave Foods Co. - Class A (a)	1,368,640
		13,198,576
Energy - 4.2%
13,900	Bristow Group Inc.	740,870
14,000	Concho Resources Inc. (a)	1,594,040
40,961	Noble Energy Inc.	1,748,215
31,900	Oceaneering International Inc.	1,486,221
53,000	Whiting Petroleum Corp. (a)	1,780,800
		7,350,146
Financials - 9.6%
8,000	Affiliated Managers Group Inc. (a)	1,748,800
167,600	American Homes 4 Rent - Class A	2,688,304
7,600	Credit Acceptance Corp. (a)	1,870,968
66,400	Home Bancshares Inc.	2,427,584
41,362	PRA Group Inc. (a)	2,577,266
12,914	Signature Bank (a)	1,890,481
32,600	Stifel Financial Corp. (a)	1,882,324
24,330	T. Rowe Price Group Inc.	1,891,171
		16,976,898
Health Care - 18.4%
250,680	Allscripts Healthcare Solutions Inc. (a)	3,429,302
27,360	Bio-Techne Corp.	2,694,139
31,600	Centene Corp. (a)	2,540,640
38,324	Cerner Corp. (a)	2,646,655
13,000	Cooper Cos. Inc.	2,313,610
232,600	Keryx Biopharmaceuticals Inc. (a)	2,321,348
34,600	Mallinckrodt Plc (a)	4,073,112
26,000	PerkinElmer Inc.	1,368,640
47,200	Seattle Genetics Inc. (a)	2,284,480
24,541	Teleflex Inc.	3,324,079
15,000	United Therapeutics Corp. (a)	2,609,250
58,000	Zoetis Inc. - Class A	2,796,760
		32,402,015
Industrials - 13.3%
6,400	Cummins Inc.	839,616
17,594	Dover Corp.	1,234,747
36,800	Fortune Brands Home & Security Inc.	1,686,176
26,400	Genesee & Wyoming Inc. - Class A (a)	2,011,152
74,500	HD Supply Holdings Inc. (a)	2,620,910
17,682	Lincoln Electric Holdings Inc.	1,076,657
25,500	Middleby Corp. (a)	2,861,865
15,500	Roper Industries Inc.	2,673,130
62,000	Southwest Airlines Co.	2,051,580
14,800	Spirit Airlines Inc. (a)	919,080
68,400	Trinity Industries Inc.	1,807,812
19,150	United Rentals Inc. (a)	1,677,923
42,040	XPO Logistics Inc. (a)	1,899,367
		23,360,015
Information Technology - 20.1%
17,400	Akamai Technologies Inc. (a)	1,214,868
76,700	ARRIS Group Inc. (a)	2,347,020
28,700	Avago Technologies Ltd.	3,815,091
48,100	Broadridge Financial Solutions Inc.	2,405,481
68,200	Cadence Design Systems Inc. (a)	1,340,812
78,300	CDW Corp.	2,684,124
17,867	Citrix Systems Inc. (a)	1,253,549
5,300	FactSet Research Systems Inc.	861,303
38,300	Fiserv Inc. (a)	3,172,389
17,600	FleetCor Technologies Inc. (a)	2,746,656
43,620	IAC/InterActiveCorp.	3,474,769
27,417	Jack Henry & Associates Inc.	1,773,880
70,000	Mentor Graphics Corp.	1,850,100
43,550	Methode Electronics Inc.	1,195,448
45,250	Microchip Technology Inc.	2,145,981
12,400	OSI Systems Inc. (a)	877,796
64,370	QLIK Technologies Inc. (a)	2,250,375
		35,409,642
Materials - 3.9%
36,500	Caesarstone Sdot-Yam Ltd.	2,501,710
28,600	Eastman Chemical Co.	2,340,052

See accompanying Notes to Portfolio Investments.

Shares	Security Description	Value
39,000	FMC Corp.	$2,049,450
		6,891,212
Total Common Stocks (cost $123,481,240)		170,892,350

Short Term Investments - 2.9%
Investment Company - 2.9%
5,174,086	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	5,174,086
Total Short Term Investments (cost $5,174,086)		5,174,086
Total Investments - 100.0% (cost $128,655,326)		176,066,436
Liabilities in excess of other assets - (0.0%)		(2,724)
NET ASSETS - 100%		$176,063,712

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 95.1%
Consumer Discretionary - 10.0%
97,200	Buckle Inc.	$4,448,844
356,800	Callaway Golf Co.	3,189,792
137,000	Del Frisco’s Restaurant Group Inc. (a)	2,552,310
219,300	Francesca’s Holdings Corp. (a)	2,953,971
27,700	Jack in the Box Inc.	2,442,032
84,200	Steiner Leisure Ltd. (a)	4,528,276
163,200	Tumi Holdings Inc. (a)	3,348,864
85,000	Vitamin Shoppe Inc. (a)	3,167,950
		26,632,039
Consumer Staples - 3.6%
67,500	Calavo Growers Inc.	3,505,275
90,000	Inter Parfums Inc.	3,053,700
34,100	Lancaster Colony Corp.	3,097,985
		9,656,960
Energy - 3.7%
104,000	Matador Resources Co. (a)	2,600,000
213,400	Matrix Service Co. (a)	3,900,952
61,500	PDC Energy Inc. (a)	3,298,860
		9,799,812
Financials - 22.9%
283,600	Cardinal Financial Corp.	6,179,644
35,000	Cullen/Frost Bankers Inc.	2,750,300
96,700	Greenlight Capital Re Ltd. - Class A (a)	2,820,739
58,700	Home Properties Inc.	4,288,035
134,400	LTC Properties Inc.	5,591,040
160,500	MB Financial Inc.	5,527,620
387,100	Old National Bancorp	5,597,466
95,600	Opus Bank	3,458,808
207,800	Selective Insurance Group	5,828,790
147,525	Southside Bancshares Inc.	4,312,156
86,400	Stifel Financial Corp. (a)	4,988,736
95,000	UMB Financial Corp.	5,416,900
103,600	United Bankshares Inc.	4,167,828
		60,928,062
Health Care - 14.8%
136,800	AMN Healthcare Services Inc. (a)	4,321,512
60,800	Analogic Corp.	4,797,120
127,800	Genomic Health Inc. (a)	3,551,562
51,100	Greatbatch Inc. (a)	2,755,312
65,500	Integra LifeSciences Holdings Corp. (a)	4,412,735
112,700	Masimo Corp. (a)	4,365,998
93,700	Team Health Holdings Inc. (a)	6,121,421
69,700	VCA Antech Inc. (a)	3,792,028
90,300	West Pharmaceutical Services Inc.	5,244,624
		39,362,312
Industrials - 14.9%
109,400	Actuant Corp. - Class A	2,526,046
135,100	Barnes Group Inc.	5,267,549
90,600	CLARCOR Inc.	5,638,944
80,300	Forward Air Corp.	4,196,478
110,400	Franklin Electric Co. Inc.	3,569,232
103,500	Granite Construction Inc.	3,675,285
62,600	Multi-Color Corp.	3,998,888
282,200	Navigant Consulting Inc. (a)	4,196,314
146,000	Tetra Tech Inc.	3,743,440
101,900	TriMas Corp. (a)	3,016,240
		39,828,416
Information Technology - 18.1%
58,000	Anixter International Inc. (a)	3,778,700
45,900	CACI International Inc. - Class A (a)	3,712,851
51,200	Coherent Inc. (a)	3,250,176
44,700	Littelfuse Inc.	4,241,583
73,900	Methode Electronics Inc.	2,028,555
295,600	Micrel Inc.	4,108,840
117,000	Microsemi Corp. (a)	4,089,150
61,800	MTS Systems Corp.	4,261,110
88,200	National Instruments Corp.	2,598,372
120,900	Park Electrochemical Corp.	2,316,444
119,400	PTC Inc. (a)	4,897,788
86,800	Silicon Motion Technology Corp. - ADR	3,004,148
67,100	Syntel Inc. (a)	3,185,908
24,400	Zebra Technologies Corp. - Class A (a)	2,709,620
		48,183,245
Materials - 4.1%
46,100	Balchem Corp.	2,568,692
97,700	Carpenter Technology Corp.	3,779,036
67,400	Sensient Technologies Corp.	4,606,116
		10,953,844
Utilities - 3.0%
72,900	IDACORP Inc.	4,092,606
116,200	Westar Energy Inc.	3,976,364
		8,068,970
Total Common Stocks (cost $202,124,218)		253,413,660

See accompanying Notes to Portfolio Investments.

Shares	Security Description	Value
Short Term Investments - 4.9%
Investment Company - 4.9%
12,947,814	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$12,947,814
Total Short Term Investments (cost $12,947,814)		12,947,814
Total Investments - 100.0% (cost $215,072,032)		266,361,474
Liabilities in excess of other assets - (0.0%)		(41,545)
NET ASSETS - 100%		$266,319,929

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

ADR	American Depositary Receipt

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2015

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  As of June 30, 2015 the Company offered shares of five distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser and Treasurer, who serves on the committee as a non-voting member.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

QUARTERLY REPORT 2015

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2015, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$51,538,441	$—	$51,538,441
Corporate Bonds	—	27,905,206	—	27,905,206
Government and Agency Obligations	—	28,900,993	—	28,900,993
Preferred Stocks	440,550	—	—	440,550
Short Term Investments	1,071,147	—	—	1,071,147
Total	$1,511,697	$108,344,640	$—	$109,856,337

QUARTERLY REPORT 2015

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$58,533,081	$—	$58,533,081
Corporate Bonds	—	37,560,895	—	37,560,895
Government and Agency Obligations	—	64,088,942	—	64,088,942
Preferred Stock	464,580	—	—	464,580
Exchange Traded Funds	563,614	—	—	563,614
Investment Company	1,272,759	—	—	1,272,759
Short Term Investments	2,577,404	—	—	2,577,404
Total	$4,878,357	$160,182,918	$—	$165,061,275

Balanced Fund
Common Stocks	$70,284,529	$—	$—	$70,284,529
Non-U.S. Government Agency Asset-Backed Securities	—	5,596,034	—	5,596,034
Corporate Bonds	—	11,996,924	—	11,996,924
Government and Agency Obligations	—	18,592,730	—	18,592,730
Short Term Investments	5,725,990	—	—	5,725,990
Total	$76,010,519	$36,185,688	$—	$112,196,207

Growth Opportunities Fund
Common Stocks	$170,892,350	$—	$—	$170,892,350
Short Term Investments	5,174,086	—	—	5,174,086
Total	$176,066,436	$—	$—	$176,066,436

Small Company Fund
Common Stocks	$253,413,660	$—	$—	$253,413,660
Short Term Investments	12,947,814	—	—	12,947,814
Total	$266,361,474	$—	$—	$266,361,474

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended June 30, 2015.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2015.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

QUARTERLY REPORT 2015

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

2. Federal Income Taxes

As of June 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$109,842,119	$686,825	$(672,607)	$14,218
Income Fund	164,597,864	2,505,357	(2,041,946)	463,411
Balanced Fund	94,133,969	19,351,792	(1,289,554)	18,062,238
Growth Opportunities Fund	128,655,326	53,246,535	(5,835,425)	47,411,110
Small Company Fund	215,387,764	58,404,496	(7,430,786)	50,973,710

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales and tax amortization/accretion methods for premium and market discount.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Karen Shaw
Karen Shaw
Treasurer

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	August 28, 2015

By:	/s/ Karen Shaw
Karen Shaw
Treasurer

Date:	August 28, 2015

Exhibit List

Exhibit 3(a):                          Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                          Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.